Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Loans [Abstract]
Schedule of Loan Agreements with Third Parties	The VIE made full repayment of the loans and interest of convertible loans in 2023.
	Annual Interest Rate	Convertible shares	Maturity (Months)	As of December 31, 2022	As of December 31, 2023
				USD	USD
Convertible loans:
Fumei Shi	15.00%	73,719	April, 2023	1,449,863	-
Guoqiang Chen	12.00%	22,116	May, 2023	869,918	-
Sunny Concord International Ltd	15.00%	36,860	May, 2023	782,049	-
Senbiao Hu	15.00%	18,430	April, 2023	362,466	-
Jun Xu	15.00%	14,744	May, 2023	289,973	-
Total		165,869		3,754,269	-